Summary of Significant Accounting Policies - Schedule of Liabilities Measured at Fair Value on a Recurring Basis by Level Within Fair Value Hierarchy (Details) - Fair Value Measurements Recurring [Member] - USD ($)
	Dec. 31, 2020	Dec. 31, 2019
Provision for post-employment benefit	$ 68,701
Fair Value Inputs Level 1 [Member]
Provision for post-employment benefit
Fair Value Inputs Level 2 [Member]
Provision for post-employment benefit
Fair Value Inputs Level 3 [Member]
Provision for post-employment benefit	$ 68,701